Warrants (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) D $ / shares shares
Warrants
Change in fair value of warrant liabilities | $	$ (161,095)
Public Warrants
Warrants
Shares called by warrants | shares	13,799,504
Warrants settleable in cash shares held for tender offer percentage	50.00%
Private Warrants
Warrants
Shares called by warrants | shares	6,853,333
Fair market value trading days | D	30
Warrants exercised | shares	0
Class A Common Stock | Public Warrants
Warrants
Shares called by warrants | shares	1
Exercise price	$ 11.50
Warrant Redemption $0.01 | Public Warrants
Warrants
Warrants redemption price per warrant	$ 0.01
Warrants redemption period	30 days
Warrant Redemption $0.01 | Private Warrants
Warrants
Warrants redemption price per warrant	$ 0.01
Warrant Redemption $0.01 | Class A Common Stock | Public Warrants
Warrants
Trading day period	30 days
Trading day period for cashless basis redemption	10 days
Stock price trigger	$ 18.00
Threshold trading days | D	20
Warrant Redemption $0.10 | Public Warrants
Warrants
Period of warrants become exercisable	90 days
Warrants redemption price per warrant	$ 0.10
Warrants redemption period	30 days
Warrant Redemption $0.10 | Private Warrants
Warrants
Warrants redemption price per warrant	$ 0.10
Warrant Redemption $0.10 | Class A Common Stock | Public Warrants
Warrants
Stock price trigger	$ 10.00